Fair Value Measurements - Quantitative Information for Level 3 Measurements (Details) - Recurring Fair Value Measurements	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item
Unobservable inputs
Assets measured at fair value | $	$ 183,713,800,000	$ 223,340,700,000
Liabilities measured at fair value | $	3,099,400,000	(463,200,000)
Fair value hierarchy Level 3
Unobservable inputs
Assets measured at fair value | $	3,306,600,000	2,026,700,000
Liabilities measured at fair value | $	3,707,600,000	(320,900,000)
Fair value hierarchy Level 3 | Trading
Unobservable inputs
Assets measured at fair value | $	$ 92,500,000	$ 4,900,000
Fair value hierarchy Level 3 | Trading | Discounted cash flow | Discount rate
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.075
Fair value hierarchy Level 3 | Trading | Discounted cash flow | Discount rate | Minimum
Unobservable inputs
Fixed maturities, trading, Input	0.096
Fair value hierarchy Level 3 | Trading | Discounted cash flow | Discount rate | Maximum
Unobservable inputs
Fixed maturities, trading, Input	0.152
Fair value hierarchy Level 3 | Trading | Discounted cash flow | Discount rate | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.075
Fixed maturities, trading, Input	0.110
Fair value hierarchy Level 3 | Investment and universal life contracts
Unobservable inputs
Liabilities measured at fair value | $	$ 58,900,000	$ (320,900,000)
Embedded derivative, Valuation technique	Discounted cash flow	Discounted cash flow
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Long duration interest rate | Minimum
Unobservable inputs
Embedded derivative, Input	0.024
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Long duration interest rate | Maximum
Unobservable inputs
Embedded derivative, Input	0.041	0.019
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Long duration interest rate | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.019
Embedded derivative, Input	0.037
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Long-term equity market volatility | Minimum
Unobservable inputs
Embedded derivative, Input	0.178	0.198
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Long-term equity market volatility | Maximum
Unobservable inputs
Embedded derivative, Input	0.369	0.325
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Long-term equity market volatility | Weighted average input
Unobservable inputs
Embedded derivative, Input	0.219	0.225
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Non-performance risk | Minimum
Unobservable inputs
Embedded derivative, Input	0.009	0.003
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Non-performance risk | Maximum
Unobservable inputs
Embedded derivative, Input	0.020	0.011
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Non-performance risk | Weighted average input
Unobservable inputs
Embedded derivative, Input	0.016	0.009
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Lapse rate | Minimum
Unobservable inputs
Embedded derivative, Input	0.013	0.013
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Lapse rate | Maximum
Unobservable inputs
Embedded derivative, Input	0.090	0.090
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Lapse rate | Weighted average input
Unobservable inputs
Embedded derivative, Input	0.047	0.047
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale
Unobservable inputs
Assets measured at fair value | $	$ 1,479,900,000	$ 829,900,000
Fixed maturities, available-for-sale, Valuation technique	Discounted cash flow
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Discount rate | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.027	0.009
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Discount rate | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.331	0.155
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Discount rate | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.110	0.068
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Illiquidity premium | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0	0
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Illiquidity premium | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0467	0.0070
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Illiquidity premium | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0050	0.0006
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Comparability adjustment | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input	(0.0016)
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Comparability adjustment | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Comparability adjustment | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input	(0.0011)
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Market comparables | Probability of default
Unobservable inputs
Fixed maturities, available-for-sale, Input		1.000
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Market comparables | Probability of default | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input		1.000
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Market comparables | Potential loss severity
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.394
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Market comparables | Potential loss severity | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.394
Fair value hierarchy Level 3 | Commercial mortgage-backed securities | Available-for-sale
Unobservable inputs
Assets measured at fair value | $		$ 3,500,000
Fixed maturities, available-for-sale, Valuation technique		Discounted cash flow
Fair value hierarchy Level 3 | Commercial mortgage-backed securities | Available-for-sale | Discounted cash flow | Discount rate
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.037
Fair value hierarchy Level 3 | Commercial mortgage-backed securities | Available-for-sale | Discounted cash flow | Discount rate | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.037
Fair value hierarchy Level 3 | Collateralized debt obligations | Available-for-sale
Unobservable inputs
Assets measured at fair value | $	$ 39,500,000	$ 45,900,000
Fixed maturities, available-for-sale, Valuation technique	Discounted cash flow	Discounted cash flow
Fair value hierarchy Level 3 | Collateralized debt obligations | Available-for-sale | Discounted cash flow | Discount rate
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.044
Fair value hierarchy Level 3 | Collateralized debt obligations | Available-for-sale | Discounted cash flow | Discount rate | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.030
Fair value hierarchy Level 3 | Collateralized debt obligations | Available-for-sale | Discounted cash flow | Discount rate | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.053
Fair value hierarchy Level 3 | Collateralized debt obligations | Available-for-sale | Discounted cash flow | Discount rate | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.044	0.040
Fair value hierarchy Level 3 | Collateralized debt obligations | Available-for-sale | Discounted cash flow | Illiquidity premium | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input		0
Fair value hierarchy Level 3 | Collateralized debt obligations | Available-for-sale | Discounted cash flow | Illiquidity premium | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.0385
Fair value hierarchy Level 3 | Collateralized debt obligations | Available-for-sale | Discounted cash flow | Illiquidity premium | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.0255
Fair value hierarchy Level 3 | Collateralized debt obligations | Available-for-sale | Discounted cash flow | Comparability adjustment
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0055
Fair value hierarchy Level 3 | Collateralized debt obligations | Available-for-sale | Discounted cash flow | Comparability adjustment | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0055
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale
Unobservable inputs
Assets measured at fair value | $	$ 467,800,000	$ 22,100,000
Fixed maturities, available-for-sale, Valuation technique	Discounted cash flow	Discounted cash flow
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discounted cash flow | Discount rate | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.056	0.030
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discounted cash flow | Discount rate | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.082	0.100
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discounted cash flow | Discount rate | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.076	0.033
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discounted cash flow | Illiquidity premium | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0	0.0225
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discounted cash flow | Illiquidity premium | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0260	0.0500
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discounted cash flow | Illiquidity premium | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0220	0.0237
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discounted cash flow | Comparability adjustment | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0001
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discounted cash flow | Comparability adjustment | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0139
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discounted cash flow | Comparability adjustment | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0077
Fair value hierarchy Level 3 | Separate account assets
Unobservable inputs
Assets measured at fair value | $	$ 1,034,100,000	$ 946,000,000.0
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, mortgage loans | Discount rate
Unobservable inputs
Separate account assets, Input		0.014
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, mortgage loans | Discount rate | Weighted average input
Unobservable inputs
Separate account assets, Input		0.014
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, mortgage loans | Credit spread rate
Unobservable inputs
Separate account assets, Input		0.0120
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, mortgage loans | Credit spread rate | Weighted average input
Unobservable inputs
Separate account assets, Input		0.0120
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate | Discount rate | Minimum
Unobservable inputs
Separate account assets, Input	0.055	0.053
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate | Discount rate | Maximum
Unobservable inputs
Separate account assets, Input	0.100	0.100
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate | Discount rate | Weighted average input
Unobservable inputs
Separate account assets, Input	0.070	0.066
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate | Terminal capitalization rate | Minimum
Unobservable inputs
Separate account assets, Input	0.045	0.043
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate | Terminal capitalization rate | Maximum
Unobservable inputs
Separate account assets, Input	0.095	0.093
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate | Terminal capitalization rate | Weighted average input
Unobservable inputs
Separate account assets, Input	0.058	0.056
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate | Average market rent growth rate | Minimum
Unobservable inputs
Separate account assets, Input	0.020	0.016
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate | Average market rent growth rate | Maximum
Unobservable inputs
Separate account assets, Input	0.038	0.036
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate | Average market rent growth rate | Weighted average input
Unobservable inputs
Separate account assets, Input	0.030	0.027
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate debt | Loan to value | Minimum
Unobservable inputs
Separate account assets, Input	0.436	0.401
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate debt | Loan to value | Maximum
Unobservable inputs
Separate account assets, Input	0.622	0.585
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate debt | Loan to value | Weighted average input
Unobservable inputs
Separate account assets, Input	0.506	0.460
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate debt | Market interest rate | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.053
Separate account assets, Input		0.025
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate debt | Market interest rate | Maximum
Unobservable inputs
Separate account assets, Input	0.086	0.031
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate debt | Market interest rate | Weighted average input
Unobservable inputs
Separate account assets, Input	0.066	0.027